Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income	¥ 487,004	$ 66,719	¥ 1,001,015	¥ 971,589
Adjustments to reconcile net income to net cash provided by operating activities:
Loss from disposal of property and equipment	5,180	710	23,488	1,183
Depreciation expenses	156,683	21,465	158,082	155,968
Non-cash lease expenses	58,187	7,972	78,212	95,280
Reversal of settlement expenses	(12,454)	(1,706)
Share-based compensation expenses	109,030	14,937	11,530	42,300
Foreign exchange (gain) loss	383	52	(7,037)
Income from equity in affiliates, net of dividends	160,612	22,004	(19,340)	(33,708)
Gain from acquisition			(10,834)
(Reversal of) provision for credit losses	23,882	3,272	(7,028)	(424)
Impairment of long-term investments	1,000	137	13,343
Fair value losses in the consolidated funds			7,513	10,483
Fair value (gains) losses of equity investments measured at fair value	(7,808)	(1,070)	43,113	(99,991)
Changes in operating assets and liabilities:
Accounts receivable	22,939	3,143	258	304,698
Amounts due from related parties	(169,616)	(23,237)	94,367	(2,040)
Other current assets	(20,715)	(2,838)	(51,245)	(17,001)
Other non-current assets	8,954	1,227	(37,761)	33,622
Accrued payroll and welfare expenses	(151,367)	(20,737)	(104,904)	(277,594)
Income taxes payable	(25,802)	(3,535)	(37,154)	(63,412)
Deferred revenues	(565)	(77)	4,857	4,336
Other current liabilities	(227,386)	(31,152)	225,565	(178,823)
Other non-current liabilities	(12,649)	(1,733)	(32,100)	(40,260)
Contingent liabilities			(99,000)	99,000
Lease assets and liabilities	(58,030)	(7,950)	(78,208)	(94,535)
Trading debt securities	(56,103)	(7,686)	124,005	(192,866)
Deferred tax assets and liabilities	95,977	13,149	17,583	(84,904)
Net cash provided by operating activities	387,336	53,066	1,318,320	632,901
Cash flows from investing activities:
Purchases of property and equipment	(82,175)	(11,258)	(157,922)	(62,710)
Purchase of held-to-maturity investments	(1,644,317)	(225,271)	(489,941)	(1,035)
Proceeds from redemption of held-to-maturity investments	668,548	91,591	257,474	9,662
Purchases of short-term equity securities	(90,010)	(12,331)	(16)	(1,722)
Proceeds from short-term equity securities	9,463	1,296	2,718	3,887
Purchase of other long-term investments	(9,907)	(1,357)		(3,943)
Proceeds from sale of other long-term investments	16,782	2,299	4,087	19,366
Purchase of investments held by consolidated funds	(662)	(91)	(42,206)	(75,029)
Proceeds from investments held by consolidated funds	83,498	11,439	32,905	30,627
Loans to related parties	(17,915)	(2,454)	(84,341)	(21,375)
Principal collection of loans to related parties	80,070	10,970	41,619	36,308
Loans disbursement to third parties	(1,843)	(252)	(18,029)	(200,111)
Principal collection of loans originated to third parties	135,320	18,539	221,251	348,446
Increase in investments in affiliates	(32,133)	(4,402)	(53,620)	(73,296)
Capital return from investments in affiliates	44,462	6,091	63,857	65,214
Proceeds from disposal of subsidiaries, net of cash deconsolidated			30,430
Acquisitions, net of cash acquired			(55,407)
Net cash provided by (used in) investing activities	(840,819)	(115,191)	(247,141)	74,289
Cash flows from financing activities:
Proceeds from offereing, net of issuance cost				247,015
Proceeds from issuance of ordinary shares upon exercise of stock options			3	1,493
Contribution from non-controlling interests			13,911	17,680
Distributions to non-controlling interests	(10,174)	(1,394)	(23,584)
Divestment of non-controlling interests	(51,835)	(7,101)	(6,925)	(23,653)
Payment for repurchase of ordinary shares	(53,345)	(7,308)
Dividend paid	(1,007,900)	(138,075)	(177,502)
Payment for withholding tax related to share-based compensation	(7,351)	(1,007)
Payments of assumed liability resulting from certain asset acquisition	(3,648)	(500)	(5,738)	(8,774)
Net cash (used in) provided by financing activities	(1,134,204)	(155,385)	(199,835)	233,761
Effect of exchange rate changes	72,162	9,883	48,098	81,054
Net increases(decrease) in cash, cash equivalents and restricted cash	(1,515,525)	(207,627)	919,442	1,022,005
Cash, cash equivalents and restricted cash-beginning of the year	5,354,060	733,503	4,434,618	3,412,613
Cash, cash equivalents and restricted cash-end of the year	3,838,535	525,876	5,354,060	4,434,618
Supplemental disclosure of cash flow information:
Cash paid for income taxes	203,673	27,903	285,507	407,494
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment in other current liabilities	30,749	4,213	37,018	36,763
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	94,889	13,000	92,401	55,761
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	3,822,339	523,658	5,192,127	4,403,915
Restricted cash	8,696	1,191	154,433	23,203
Restricted cash - non-current included in other non-current assets	7,500	$ 1,027	7,500	7,500
Total cash, cash equivalents and restricted cash	¥ 3,838,535		¥ 5,354,060	¥ 4,434,618